SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - 6 months ended Jun. 30, 2015 - RSUs [Member] - $ / shares	Total
Number of Shares:
Outstanding at the beginning of year	1,397,300
Granted
Vested	(284,798)
Forfeited	(316,982)
Outstanding at the end of year	795,520
Weighted average grant date fair value
Outstanding, beginning balance	$ 12.45
Vested	12.32
Forfeited	12.07
Outstanding, ending balance	$ 12.64